Other Balance Sheet Accounts - Trade and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 40,366	$ 30,738
Accrued expenses	101,940	76,358
Accrued compensation and employee benefits	91,894	72,627
Sales and indirect taxes	10,152	9,009
Customer deposits	8,832	7,897
Other payables	13,313	5,941
Total trade and other payables	$ 266,497	$ 202,570